INSURANCE	12 Months Ended
Dec. 31, 2021
INSURANCE

33.	INSURANCE

In order to adequately mitigate risks and in view of the nature of its operations, the Company contract several different types of insurance policy. The policies are taken out in line with the Risk Management policy and are similar to the insurance taken out by other companies in the same industry in which CSN and its subsidiaries operate. The coverage of these policies includes National Transport, International Transport, Life and Personal Accident Insurance, Health, Vehicle Fleet, D&O (Administrators Liability Insurance), General Liability, Engineering Risks, Export Credit, Insurance Warranty and Civil Liability Port Operator.

The Company's insurance is contracted together with the insurance of its subsidiaries, but there is no joint or subsidiary responsibility between the Company and companies of its economic group with CSN Mineração.

In 2021, after negotiations with insurers and reinsurers in Brazil and abroad, an Operational Risk Insurance Policy for Property Damage and Business Interruption was issued, effective from June 30, 2021, to June 30, 2022. Under the policy, the Maximum Indemnity Limit is US$475 million for the locations with Company activities combined for Property Damage and loss of profits, and the deductible is US $ 385 million for material damages and 45 days for loss of profits. The policy's maximum indemnity limit is shared with other insured establishments.

The risk assumptions adopted, given their nature, are not part of the scope of an audit of the financial statements, and consequently, they have not been examined or reviewed by our independent auditors.